REVENUE RECOGNITION - Schedule of Contract Balances (Details) - USD ($) $ in Thousands	Jan. 31, 2022	Jan. 31, 2021
Revenue from Contract with Customer [Abstract]
Accounts receivable, net	$ 179,198	$ 175,001
Contract assets, net	27,908	20,317
Long-term contract assets, net (included in other assets)	0	1,219
Contract liabilities	83,158	127,012
Long-term contract liabilities	$ 14,520	$ 22,037